FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: December 31, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11213

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
-------------------------------------
(Signature)

White Plains, New York
-------------------------------------
(City, State)

February 8, 2008
-------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: $16,502 (thousands)

List of Other Included Managers:

         None


                                                            FORM 13F

QTR ENDED: 12/31/07                      Name of Reporting Managers: Troob Capital Management LLC         (SEC USE ONLY)

        Item 1:            Item 2:       Item3:     Item 4:             Item 5:          Item 6:   Item 7:           Item 8:
     Name of Issuer     Title of Class   CUSIP     Fair Market Shares or               Investment  Other         Voting Authority
                                                     Value     Principal     Sh/ Put/  Discretion Managers     (a)      (b)    (c)
                                                   (x $1000)   Amount        Prn Call                          Sole   Shared  None
CVS/Caremark Corp             COM        126650100    596         15,000.00  SH          Sole                 15,000.00
Celanese Corp                 COM SER A  150870103  2,571         60,763.00  SH          Sole                 60,763.00
Constar International Inc New COM        21036U107    603        147,772.00  SH          Sole                147,772.00
Goodyear Tire & Rubber Co.    COM        382550101  4,560        161,588.00  SH          Sole                161,588.00
Hayes Lemmerz Intl            COM NEW    420781304  5,439      1,190,184.00  SH          Sole              1,190,184.00
Nalco Holdings                COM        62985Q101    967         40,000.00  SH          Sole                 40,000.00
Norfolk Southern Corporation  COM        655844108    504         10,000.00  SH          Sole                 10,000.00
Northwest Airlines Corp       COM        667280408    335         23,054.00  SH          Sole                 23,054.00
Orbcomm Inc                   COM        68555P100    744        118,315.00  SH          Sole                118,315.00
Pilgrim's Pride               COM        721467908    183            365.00  SH  Calls   Sole                    365.00

                                        Value:     16,502

                                        Count:         10